Revenue Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 8,723	$ 7,244	$ 30,255	$ 25,580
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	5,087	3,511	18,430	13,824
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,636	3,733	11,825	11,756
Radiofrequency/Microwave Filters [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,247	1,511	5,070	4,905
Detector logarithmic video amplifiers [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	545		1,060	1,888
Healthcare diagnostic systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	1,193		4,073	794
Power supply units and systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,694	2,479	11,605	7,854
Defense systems [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	3,044	3,254	8,447	10,139
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,328	1,511	7,317	6,788
Europe [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	2,832	2,179	9,907	7,492
Middle East and other [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 3,563	$ 3,554
Middle East [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers			12,520	10,802
Other Region [Member]
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers			$ 511	$ 498